Portfolio 21 (Prospectus Summary) | Portfolio 21
SUMMARY SECTION
Investment Objective
Portfolio 21 seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Portfolio 21.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Portfolio 21	Class R	Class I
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Portfolio 21		Class R	Class I
Management Fee		0.95%	0.95%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		0.25%	0.20%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Portfolio Operating Expenses		1.47%	1.17%
Plus: Recouped Management Fees		0.0001	0.0001
Total Annual Portfolio Operating Expenses Plus Recouped Management Fees	[1][2]	1.48%	1.18%
[1]	Portfolio 21 Investments (the "Advisor") has contractually agreed to reduce its fees and/or pay Portfolio 21's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Portfolio Operating Expenses Plus Recouped Management Fees for Class R shares and Class I shares of Portfolio 21 to 1.50% and 1.20%, respectively, of each class' average net assets (the "Expense Caps"). The Expense Caps will remain in effect until at least October 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of Portfolio 21 and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in Portfolio

21 with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Portfolio 21 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Portfolio 21's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Portfolio 21 (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R	151	466	804	1,758
Class I	120	373	645	1,421

Portfolio Turnover
Portfolio 21 pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect Portfolio 21's performance. During the most recent fiscal year, Portfolio 21's turnover rate was 8.00% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, Portfolio 21 primarily invests in common stocks of domestic and foreign companies, including American Depositary Receipts

("ADRs"), of any size market capitalization. Currently, Portfolio 21 anticipates that it may invest in at least ten countries which may include: the United

States, Japan, Sweden, the United Kingdom, Switzerland, Denmark, Spain, France,

Germany and Brazil. The companies must satisfy certain environmental criteria and exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth. "Portfolio 21" refers to the progressive thinking that will be required to sustain society in the 21st century. In selecting investments, the Advisor concentrates on those companies that are integrating environmental strategies into their business planning, practices and investments. The Advisor employs a "bottom-up" approach to stock selection.

When choosing foreign securities, Portfolio 21 may consider such factors as the condition and growth potential of the various economies and securities markets,

currency and taxation policies and other pertinent financial, social, national and political factors. Under normal market circumstances, approximately 60% of

Portfolio 21's investments will typically be in foreign securities, either directly or through ADRs. In addition, Portfolio 21 may invest in companies located in emerging markets. With respect to emerging markets, there is no maximum percentage in which Portfolio 21 may invest.

All companies are reviewed on an ongoing basis to confirm their continued

commitment to environmental business practices. A security will be sold within a reasonable period of time after it is determined that one or both of the following has occurred: the company no longer meets the environmental evaluation criteria; and/or the company no longer meets minimum financial standards.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in

Portfolio 21. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Small- and Medium-Sized Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

·  Management Risk: The Advisor may fail to implement Portfolio 21's investment strategies and meet its investment objective.

·  Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Environmental Policy Risk. Portfolio 21's environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy. Accordingly, Portfolio 21 may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Performance
The following performance information provides some indication of the risks of investing in Portfolio 21. The bar chart below illustrates how Portfolio 21's

Class R shares total returns have varied from year to year. The table below illustrates how Portfolio 21's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. Portfolio 21's past performance, before and after taxes, is not necessarily an indication of how

Portfolio 21 will perform in the future. Updated performance information is available on Portfolio 21's website at www.portfolio21.com.

Calendar Year Total Return Class R	[1]

During the period shown in the bar chart, Portfolio 21's Class R shares highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.69% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Portfolio 21	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R	Return Before Taxes	9.30%	4.88%	4.70%
Class R After Taxes on Distributions	Return After Taxes on Distributions	9.36%	4.86%	4.70%
Class R After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Portfolio Shares	6.29%	4.34%	4.21%
Class I	Return Before Taxes	9.66%	5.12%	4.82%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
MSCI World IndexSM	MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%

Class I shares of Portfolio 21 commenced operations on March 30, 2007.

Performance shown for Class I shares for periods prior to its inception reflects the performance of Class R shares, adjusted to reflect Class I expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

[1]	Portfolio 21's year-to-date return for Class R shares as of September 30, 2011 was -12.89%.